Expected credit loss measurement - Development of allowance for credit losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			$ (1,002)	$ (1,117)
ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	$ 0	0
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(78)	(104)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(53)	(10)
Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	(3)
Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(3)
Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)	2
Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(16)	(10)
Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(52)	(89)
Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(125)	(16)
Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)	(11)
Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		5	5
Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(45)	(1)
Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(64)	1
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	73	(73)
Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		22	(9)
Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	8
Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(24)	(56)
Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		35	(55)
Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	26	(13)
Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		105	227
Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	130	200
Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	25
Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(8)	8
Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)	(6)
Twelve-month expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			(162)	(141)
Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(96)	(97)
Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(4)	(30)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(66)	(44)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)	(6)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)	(8)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(6)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(14)
Twelve-month expected credit losses | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		141	112
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	110	95
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		70	54
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		21	24
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		6	7
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	31	17
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	2
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	4
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(10)	(2)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9	9
Twelve-month expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	17	(2)
Twelve-month expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	10
Twelve-month expected credit losses | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	0	1
Twelve-month expected credit losses | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	7
Twelve-month expected credit losses | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(1)	0
Twelve-month expected credit losses | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	2
Lifetime expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			(180)	(193)
Lifetime expected credit losses | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	103	95
Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	25	11
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	10	15
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		3	4
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	5
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		8	1
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	4
Lifetime expected credit losses | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(97)	(87)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(138)	(103)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(74)	(63)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(16)	(19)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(17)	(7)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	41	16
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		30	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	12
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	(6)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		10	6
Lifetime expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	9	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	1
Lifetime expected credit losses | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	3
Lifetime expected credit losses | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(2)	0
Lifetime expected credit losses | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	(1)
Lifetime expected credit losses | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			(661)	(783)
Lifetime expected credit losses | Credit-impaired positions | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(8)	2
Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(100)	(86)
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	3	19
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	8
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(96)	(114)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(97)	(7)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	(1)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(35)	1
Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(53)	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	1	(106)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)	(7)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	(8)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(48)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		17	(70)
Lifetime expected credit losses | Credit-impaired positions | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	0	0
Lifetime expected credit losses | Credit-impaired positions | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		108	216
Lifetime expected credit losses | Credit-impaired positions | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	130	199
Lifetime expected credit losses | Credit-impaired positions | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	15
Lifetime expected credit losses | Credit-impaired positions | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(4)	8
Lifetime expected credit losses | Credit-impaired positions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(18)	(6)
Allowance for expected credit loss
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		(1,029)	(1,054)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		(181)	(176)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		(160)	(183)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		(688)	(695)
UBS AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			(1,002)	(1,117)
UBS AG | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	0	0
UBS AG | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(78)	(104)
UBS AG | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(53)	(10)
UBS AG | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	(3)
UBS AG | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(3)
UBS AG | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)	2
UBS AG | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(16)	(10)
UBS AG | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(52)	(89)
UBS AG | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(125)	(16)
UBS AG | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)	(11)
UBS AG | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		5	5
UBS AG | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(45)	(1)
UBS AG | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(64)	1
UBS AG | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	73	(73)
UBS AG | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		22	(9)
UBS AG | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	8
UBS AG | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(24)	(56)
UBS AG | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		35	(55)
UBS AG | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	26	(13)
UBS AG | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		105	227
UBS AG | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	130	200
UBS AG | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	25
UBS AG | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(8)	8
UBS AG | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)	(6)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			(162)	(141)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(96)	(97)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(4)	(30)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(66)	(44)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)	(6)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)	(8)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(6)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(14)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		141	112
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	110	95
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		70	54
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		21	24
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		6	7
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	31	17
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	2
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	4
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(10)	(2)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9	9
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	17	(2)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	10
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	0	1
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	7
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(1)	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	2
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			(180)	(193)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	103	95
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	25	11
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	10	15
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		3	4
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	5
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		8	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	4
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(97)	(87)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(138)	(103)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(74)	(63)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(16)	(19)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(17)	(7)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	41	16
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		30	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	12
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	(6)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		10	6
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	9	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	3
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(2)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	(1)
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance			(661)	$ (783)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(8)	2
UBS AG | Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(100)	(86)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	3	19
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	8
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(96)	(114)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(97)	(7)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	(1)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(35)	1
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(53)	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	1	(106)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)	(7)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	(8)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(48)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		17	(70)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		108	216
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	130	199
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	0	15
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	(4)	8
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(18)	(6)
UBS AG | Allowance for expected credit loss
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		(181)	(176)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		(160)	(183)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Financial assets		$ (688)	$ (695)

[1]	Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer
[2]	Includes ECL movements due to stage transfers, ECL movements from new and derecognized transactions, book quality changes and model and methodology changes.
[3]
Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier.

[4]	Represents the remeasurement between 12-month and lifetime ECL due to stage transfers.
[5]
Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

[6]	Represents the change in the allowances and provisions related to changes in models and methodologies. Refer to Note 23b for more information.
[7]
Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven.

[8]	Represents reclassifications to Other assets measured at amortized cost.
[9]	Represents the change in allowances and provisions related to movements in foreign exchange rates.